Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	81-0596181
Plan number	001
(e) Current Value	$ 431,990,144
Fortis Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	515,718
Stable value fund
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	3,628,876
Common collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	159,360,970
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	247,589,607
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	18,406,328
Investment, Identifier [Axis]: Baron Small-Cap INST
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	3,622,373
Investment, Identifier [Axis]: Col Dividend Inc S
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	11,127,681
Investment, Identifier [Axis]: Fidelity Contrafund K6
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	50,817,492
Investment, Identifier [Axis]: Fidelity Freedom IDX 2010 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	356,049
Investment, Identifier [Axis]: Fidelity Freedom IDX 2015 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	816,467
Investment, Identifier [Axis]: Fidelity Freedom IDX 2020 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	1,858,032
Investment, Identifier [Axis]: Fidelity Freedom IDX 2025 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	9,034,387
Investment, Identifier [Axis]: Fidelity Freedom IDX 2030 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	14,080,494
Investment, Identifier [Axis]: Fidelity Freedom IDX 2035 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	21,404,715
Investment, Identifier [Axis]: Fidelity Freedom IDX 2040 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	17,915,377
Investment, Identifier [Axis]: Fidelity Freedom IDX 2045 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	22,197,921
Investment, Identifier [Axis]: Fidelity Freedom IDX 2050 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	14,559,657
Investment, Identifier [Axis]: Fidelity Freedom IDX 2055 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	9,450,800
Investment, Identifier [Axis]: Fidelity Freedom IDX 2060 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	4,520,757
Investment, Identifier [Axis]: Fidelity Freedom IDX 2065 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	1,670,215
Investment, Identifier [Axis]: Fidelity Freedom IDX 2070 IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	42,420
Investment, Identifier [Axis]: Fidelity Freedom IDX RET IPR
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	1,261,785
Investment, Identifier [Axis]: Fidelity Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	11,191,602
Investment, Identifier [Axis]: Fidelity Growth CC Pool A
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	83,202,528
Investment, Identifier [Axis]: Fidelity US Bond IDX
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	11,640,454
Investment, Identifier [Axis]: Spartan 500 Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	43,334,792
Investment, Identifier [Axis]: Spartan International IDX Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	24,665,291
Investment, Identifier [Axis]: Spartan Mid Cap IDX Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	5,841,266
Investment, Identifier [Axis]: Spartan Small Cap IDX Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	2,317,093
Investment, Identifier [Axis]: Vanguard Mid-Cap Growth IDX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	13,444,762
Investment, Identifier [Axis]: Vanguard Mid-Cap Value IDX ADM
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	15,712,004
Investment, Identifier [Axis]: Vanguard Small-Cap Value Index INST
EBP, Schedule of Asset Held for Investment [Line Items]
(e) Current Value	$ 10,864,163